UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2006
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Jeffrey D. Heyman
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Address:   1919 14th Street, Suite 300
           --------------------------------------------------
           Boulder, Colorado 80302
           --------------------------------------------------

Form 13F File Number:     028-11759
                          ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jeffrey D. Heyman
           --------------------------------------------------
Title:
           --------------------------------------------------
Phone:     (303) 939-8273
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Jeffrey D. Heyman            Boulder, Colorado          11/14/06
       ------------------------   ------------------------------  ----------


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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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Report Summary:


Number of Other Included Managers:             -1-
                                               -------------

Form 13F Information Table Entry Total:        27
                                               -------------

Form 13F Information Table Value Total:        $95,707
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.               Name
---               ------------------
1                 Woodbourne Investment Management LLC

Jeffrey D. Heyman shares investment discretion with and is reporting on behalf of Woodbourne Investment Management LLC with respect to the securities reported herein which are designated by the number 1. With respect to the securities reported herein which are not designated by the number 1, Jeffrey D. Heyman exercises sole discretion over those securities. Woodbourne Investment Management LLC is filing a Form 13-F simultaneously herewith.


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


NAME OF                              TITLE                   VALUE   SHRS OR SH/ PUT/  INVESTMENT  OTHER
ISSUER                              OF CLASS      CUSIP    (X $1000) PRN AMT PRN CALL  DISCRETION MANAGERS  SOLE  SHARED   NONE
-------------------------------- --------------- --------- --------- ------- --- ----  ---------- -------- ------ ------ ----------
AEW REAL ESTATE INCOME FD        COM             00104H107   1,536    72,700 SH          SHARED      1                     72,700
AEW REAL ESTATE INCOME FD        COM             00104H107   2,411   114,100 SH          SOLE                             114,100
AIM SELECT REAL ESTATE INCM      SHS             00888R107  10,460   560,250 SH          SHARED      1                    560,250
AIM SELECT REAL ESTATE INCM      SHS             00888R107   3,894   208,550 SH          SOLE                             208,550
CAPSTEAD MTG CORP                PFD B CV $1.26  14067E308     264    20,300 SH          SHARED      1                     20,300
CAPSTEAD MTG CORP                PFD B CV $1.26  14067E308      47     3,600 SH          SOLE                               3,600
CRESCENT REAL ESTATE EQUITIE     PFD CV A 6.75%  225756204      28     1,300 SH          SHARED      1                      1,300
DWS RREEF REAL ESTATE FD II      COM             23338X102   7,184   388,100 SH          SHARED      1                    388,100
DWS RREEF REAL ESTATE FD II      COM             23338X102   5,423   293,000 SH          SOLE                             293,000
DWS RREEF REAL ESTATE FD INC     COM             233384106   4,638   188,930 SH          SHARED      1                    188,930
DWS RREEF REAL ESTATE FD INC     COM             233384106   5,653   230,250 SH          SOLE                             230,250
EQUITY OFFICE PROPERTIES TRU     PFD CV B 5.25%  294741509   1,764    30,500 SH          SHARED      1                     30,500
GLENBOROUGH RLTY TR INC          PFD CV SER A%   37803P204     201     7,962 SH          SHARED      1                      7,962
HILTON HOTELS CORP               COM             432848109   5,102   183,200 SH          SHARED      1                    183,200
HOST MARRIOTT CORP NEW           COM             44107P104   6,492   283,128 SH          SHARED      1                    283,128
NEUBERGER BERMAN RE ES SEC F     COM             64190A103   5,880   343,250 SH          SHARED      1                    343,250
NEUBERGER BERMAN RE ES SEC F     COM             64190A103   6,402   373,750 SH          SOLE                             373,750
NEUBERGER BERMAN RLTY INC FD     COM             64126G109   7,306   329,550 SH          SHARED      1                    329,550
NEUBERGER BERMAN RLTY INC FD     COM             64126G109   5,699   257,050 SH          SOLE                             257,050
REAL ESTATE INCOME FUND INC      COM             755881109   3,785   181,000 SH          SHARED      1                    181,000
REAL ESTATE INCOME FUND INC      COM             755881109   1,457    69,700 SH          SOLE                              69,700
RMR REAL ESTATE FD               SH BEN INT      74963F106   1,254    78,300 SH          SHARED      1                     78,300
RMR REAL ESTATE FD               SH BEN INT      74963F106   2,826   176,500 SH          SOLE                             176,500
STRATEGIC HOTELS & RESORTS I     COM             86272T106     960    48,300 SH          SHARED      1                     48,300
SUNSTONE HOTEL INVS INC NEW      COM             867892101   1,147    38,600 SH          SHARED      1                     38,600
TAUBMAN CTRS INC                 COM             876664103   1,044    23,500 SH          SHARED      1                     23,500
VORNADO RLTY TR                  PFD CONV SER A  929042208   2,850    19,000 SH          SHARED      1                     19,000


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